SUBSEQUENT EVENTS (Details)	1 Months Ended	12 Months Ended			1 Months Ended		1 Months Ended
	Mar. 31, 2012 Affirmative preliminary determination in the countervailing duty investigation of imports D	Dec. 31, 2011 Restricted shares	Dec. 31, 2010 Restricted shares	Dec. 31, 2009 Restricted shares	Jan. 31, 2012 Issuance of shares under share-based compensation Restricted shares	Jan. 03, 2012 Issuance of shares under share-based compensation Restricted shares	Mar. 31, 2012 Unfavorable preliminary determination by the Department of Commerce of the United States Affirmative preliminary determination in the countervailing duty investigation of imports D
Mar. 31, 2012
Unfavorable preliminary determination by the Department of Commerce of the United States
Affirmative preliminary determination in the countervailing duty investigation of imports
Wuxi Suntech

SUBSEQUENT EVENTS
Awards granted (in shares)		200,000	1,600,000	1,600,000	2,850,000
Awards vested (in shares)		454,538	707,051	142,605	50,000
Number of awards expected to vest (in shares)						560,000
Vesting period (in years)					5 years
Preliminary tax rate (as a percent)	2.90%							2.90%
Period prior to the preliminary determination date for which preliminary tax rate is applicable (in days)	90						90